UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet Capital Management, L.P.

Address:  900 Third Avenue
          Floor 5
          New York, NY 10022

13F File Number: 28-12508

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Hofbauer
Title:    Chief Operating Officer
Phone:    (212) 201-7868


Signature, Place and Date of Signing:

/s/ Peter Hofbauer              New York, New York         November 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       7

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total: $2,815,519
                                         (thousands)


List of Other Included Managers:

No.      Form 13F File Number          Name

1.       28-10575                      Delta Offshore, Ltd.
2.       28-10576                      Delta Institutional, LP
3.       28-10829                      Trafelet & Company Advisors, LLC
4.       28-11644                      Delta Onshore, LP
5.       28-11648                      Delta Pleiades, LP
6.       28-12329                      Trafelet Cayman, Ltd.
7.       28-12330                      Delta US Partners, LP


                                                     FORM 13F INFORMATION TABLE

                                                   Trafelet Capital Management, L.P.
                                                          September 30, 2007



COLUMN 1                       COLUMN  2        COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8

                               TITLE                         VALUE    SHRS OR    SH/ PUT/  INVESTMENT     OTHER  VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION     MGRS  SOLE  SHARED    NONE
--------------                 --------         -----       --------  -------    --- ----  ----------     ----  ----  ------    ----
AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102    81,813    2,256,300 SH        SHARED-DEFINED       0     2,256,300 0
ANNALY CAP MGMT INC            COM              035710409   121,865    7,650,000 SH        SHARED-DEFINED       0     7,650,000 0
BANKRATE INC                   COM              06646V108    78,243    1,696,500 SH        SHARED-DEFINED       0     1,696,500 0
BE AEROSPACE INC               COM              073302101    69,604    1,676,000 SH        SHARED-DEFINED       0     1,676,000 0
BELDEN INC                     COM              077454106   182,081    3,881,500 SH        SHARED-DEFINED       0     3,881,500 0
BON-TON STORES INC             COM              09776J101    42,786    1,883,200 SH        SHARED-DEFINED       0     1,883,200 0
CAPITALSOURCE INC              COM              14055X102    40,480    2,000,000 SH        SHARED-DEFINED       0     2,000,000 0
CAPSTEAD MTG CORP              COM NO PAR       14067E506     4,318      420,000 SH        SHARED-DEFINED       0       420,000 0
CENVEO INC                     COM              15670S105     7,571      350,000 SH        SHARED-DEFINED       0       350,000 0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109    12,935      300,400 SH        SHARED-DEFINED       0       300,400 0
CONSECO INC                    COM NEW          208464883     7,440      465,000 SH        SHARED-DEFINED       0       465,000 0
CROCS INC                      COM              227046109   191,663    2,850,000 SH        SHARED-DEFINED       0     2,850,000 0
BAUER EDDIE HLDGS INC          COM              071625107    20,072    2,333,900 SH        SHARED-DEFINED       0     2,333,900 0
EL PASO CORP                   COM              28336L109    40,728    2,400,000 SH        SHARED-DEFINED       0     2,400,000 0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    84,436      805,000 SH        SHARED-DEFINED       0       805,000 0
GILDAN ACTIVEWEAR INC          COM              375916103   170,204    4,321,000 SH        SHARED-DEFINED       0     4,321,000 0
GREAT ATLANTIC & PAC TEA INC   COM              390064103    64,746    2,125,600 SH        SHARED-DEFINED       0     2,125,600 0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105   199,979    8,801,900 SH        SHARED-DEFINED       0     8,801,900 0
INPHONIC INC                   COM              45772G105     5,919    2,137,000 SH        SHARED-DEFINED       0     2,137,000 0
MEADWESTVACO CORP              COM              583334107    36,455    1,234,500 SH        SHARED-DEFINED       0     1,234,500 0
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103    52,571    4,000,800 SH        SHARED-DEFINED       0     4,000,800 0
NII HLDGS INC                  CL B NEW         62913F201    98,288    1,196,444 SH        SHARED-DEFINED       0     1,196,444 0
NUTRI SYS INC NEW              COM              67069D108   135,362    2,886,800 SH        SHARED-DEFINED       0     2,886,800 0
NYMEX HOLDINGS INC             COM              62948N104    54,025      415,000 SH        SHARED-DEFINED       0       415,000 0
PARAGON SHIPPING INC           CL A             69913R309    58,272    3,435,865 SH        SHARED-DEFINED       0     3,435,865 0
PRECISION CASTPARTS CORP       COM              740189105    47,487      320,900 SH        SHARED-DEFINED       0       320,900 0
RELIANT ENERGY INC             COM              75952B105   407,974   15,936,500 SH        SHARED-DEFINED       0    15,936,500 0
RELIANT ENERGY INC             COM              75952B105    38,400    1,500,000     CALL  SHARED-DEFINED       0     1,500,000 0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109    18,602      477,700 SH        SHARED-DEFINED       0       477,700 0
STEALTHGAS INC                 SHS              Y81669106    34,115    1,980,000 SH        SHARED-DEFINED       0     1,980,000 0
TORTOISE CAP RES CORP          COM              89147N304     6,000      416,666 SH        SHARED-DEFINED       0       416,666 0
ULTRA PETROLEUM CORP           COM              903914109   243,054    3,917,700 SH        SHARED-DEFINED       0     3,917,700 0
ULTRAPETROL BAHAMAS LTD        COM              P94398107    38,954    2,345,200 SH        SHARED-DEFINED       0     2,345,200 0
U S AIRWAYS GROUP INC          COM              90341W108    77,327    2,945,800 SH        SHARED-DEFINED       0     2,945,800 0
WRIGLEY WM JR CO               COM              982526105    41,750      650,000 SH        SHARED-DEFINED       0       650,000 0





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